Notes Related to the Consolidated Statement of Income (Loss) - Summary of Personal Expenses - Research and Development Expenses (Detail) - Research and development expenses [member] - EUR (€)
€ in Thousands
	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of employee benefits expense [line items]
Wages and salaries	€ 5,216	€ 3,655
Share-based payments (employees and executives)	374	644
Social security expenses	1,690	1,226
Total personnel expenses	7,280	5,525
R&D [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	1,077	970
Share-based payments (employees and executives)	116	192
Social security expenses	430	384
Total personnel expenses	1,623	1,546
Clinical studies [member]
Disclosure of employee benefits expense [line items]
Wages and salaries	4,139	2,686
Share-based payments (employees and executives)	257	452
Social security expenses	1,260	842
Total personnel expenses	€ 5,657	€ 3,979